Vessel Operating Expenses	6 Months Ended
Jun. 30, 2020
Operating Expenses [Abstract]
Vessel Operating Expenses	Vessel Operating Expenses
Vessel operating expenses are comprised of the following:

	six -month periods ended June 30,
	2019	2020
Crew wages and related costs	$17,001	$16,179
Insurance	1,578	1,675
Repairs, maintenance and drydocking costs	2,936	6,069
Spares, stores and provisions	7,218	8,042
Lubricants	2,345	2,198
Taxes	303	313
Miscellaneous	1,162	1,323
Total	$32,543	$35,799